Debt (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Debt [Line Items]
Weighted average interest rate on short debt obligations	6.75%		6.75%
Financing Arrangements [Member]
Debt [Line Items]
Direct loan	$ 0	$ 281,575	$ 0	$ 744,933
Minimum [Member] | Financing Arrangements [Member]
Debt [Line Items]
Percentage of payments of debt obligations	4.94%		4.94%
Maximum [Member] | Financing Arrangements [Member]
Debt [Line Items]
Percentage of payments of debt obligations	11.09%		11.09%